First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 55.7%
	Aerospace & Defense – 1.6%
23,201	General Dynamics Corp.	$4,548,092
20,726	Huntington Ingalls Industries, Inc.	4,001,361
11,546	Lockheed Martin Corp.	3,984,525
12,019	Northrop Grumman Corp.	4,328,643
		16,862,621
	Air Freight & Logistics – 0.8%
46,630	CH Robinson Worldwide, Inc.	4,056,810
34,502	Expeditors International of Washington, Inc.	4,110,223
		8,167,033
	Auto Components – 0.4%
132,000	Gentex Corp.	4,353,360
	Banks – 5.6%
19,615	BancFirst Corp.	1,179,254
154,177	BancorpSouth Bank	4,591,391
99,350	Cathay General Bancorp	4,112,096
58,582	Commerce Bancshares, Inc.	4,081,994
51,691	Community Bank System, Inc.	3,536,698
156,257	CVB Financial Corp.	3,182,955
25,301	First Bancorp	1,088,196
87,760	First Commonwealth Financial Corp.	1,196,169
88,905	First Financial Bankshares, Inc.	4,085,185
73,545	First Interstate BancSystem, Inc., Class A	2,960,922
119,743	Hilltop Holdings, Inc.	3,912,004
30,218	Lakeland Financial Corp.	2,152,730
30,059	M&T Bank Corp.	4,489,011
33,156	National Bank Holdings Corp., Class A	1,342,155
34,171	NBT Bancorp, Inc.	1,234,257
58,199	Popular, Inc.	4,520,316
60,833	Prosperity Bancshares, Inc.	4,327,051
57,523	ServisFirst Bancshares, Inc.	4,475,289
18,695	Westamerica BanCorp	1,051,781
		57,519,454
	Biotechnology – 0.4%
17,920	Amgen, Inc.	3,810,688
	Building Products – 0.8%
60,614	A.O. Smith Corp.	3,701,697
31,356	Allegion PLC	4,144,636
		7,846,333
	Capital Markets – 4.1%
4,994	BlackRock, Inc.	4,188,268
36,689	Cboe Global Markets, Inc.	4,544,300
13,015	FactSet Research Systems, Inc.	5,138,062
53,402	Houlihan Lokey, Inc.	4,918,324
37,777	Northern Trust Corp.	4,072,738
14,995	Piper Sandler Cos.	2,076,208
50,436	Raymond James Financial, Inc.	4,654,234
70,484	SEI Investments Co.	4,179,701
67,344	Stifel Financial Corp.	4,576,698
22,064	T Rowe Price Group, Inc.	4,339,989
		42,688,522

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 2.3%
15,183	Air Products & Chemicals, Inc.	$3,888,518
21,173	Balchem Corp.	3,071,567
28,812	Celanese Corp.	4,340,240
40,369	FMC Corp.	3,696,186
5,818	NewMarket Corp.	1,970,964
16,032	Sherwin-Williams (The) Co.	4,484,631
25,079	Stepan Co.	2,832,422
		24,284,528
	Commercial Services & Supplies – 1.3%
127,715	Rollins, Inc.	4,512,171
35,791	Tetra Tech, Inc.	5,345,028
16,666	UniFirst Corp.	3,543,525
		13,400,724
	Communications Equipment – 0.4%
82,412	Cisco Systems, Inc.	4,485,685
	Containers & Packaging – 0.4%
32,253	Packaging Corp. of America	4,432,852
	Distributors – 0.4%
9,522	Pool Corp.	4,136,452
	Diversified Consumer Services – 0.5%
81,506	Service Corp. International	4,911,552
	Diversified Financial Services – 0.4%
71,022	Voya Financial, Inc.	4,360,041
	Electrical Equipment – 0.4%
32,718	AMETEK, Inc.	4,057,359
	Entertainment – 0.3%
45,765	Activision Blizzard, Inc.	3,541,753
	Food & Staples Retailing – 0.9%
11,038	Costco Wholesale Corp.	4,959,925
114,014	Kroger (The) Co.	4,609,586
		9,569,511
	Food Products – 2.7%
180,490	Flowers Foods, Inc.	4,264,979
25,076	Hershey (The) Co.	4,244,113
91,474	Hormel Foods Corp.	3,750,434
33,712	JM Smucker (The) Co.	4,046,451
20,182	Lancaster Colony Corp.	3,406,923
69,954	Mondelez International, Inc., Class A	4,069,924
59,218	Tyson Foods, Inc., Class A	4,674,669
		28,457,493
	Health Care Equipment & Supplies – 0.9%
37,677	Abbott Laboratories	4,450,784
54,260	Baxter International, Inc.	4,364,132
		8,814,916
	Health Care Providers & Services – 1.6%
18,424	Cigna Corp.	3,687,748
9,866	Humana, Inc.	3,839,354

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Providers & Services (Continued)
33,097	Quest Diagnostics, Inc.	$4,809,325
10,908	UnitedHealth Group, Inc.	4,262,192
		16,598,619
	Household Durables – 0.5%
30,197	Garmin Ltd.	4,694,426
	Household Products – 0.8%
51,255	Church & Dwight Co., Inc.	4,232,125
32,371	Procter & Gamble (The) Co.	4,525,466
		8,757,591
	Insurance – 7.0%
81,399	Aflac, Inc.	4,243,330
33,485	Allstate (The) Corp.	4,262,975
35,297	AMERISAFE, Inc.	1,982,280
37,454	Cincinnati Financial Corp.	4,277,996
44,938	Employers Holdings, Inc.	1,774,602
100,504	Fidelity National Financial, Inc.	4,556,851
70,055	First American Financial Corp.	4,697,188
45,857	Globe Life, Inc.	4,082,649
32,202	Hanover Insurance Group (The), Inc.	4,174,023
70,484	Hartford Financial Services Group (The), Inc.	4,951,501
47,358	Horace Mann Educators Corp.	1,884,375
60,206	Mercury General Corp.	3,351,668
175,347	Old Republic International Corp.	4,055,776
28,523	Primerica, Inc.	4,381,988
44,475	Progressive (The) Corp.	4,020,095
16,259	Safety Insurance Group, Inc.	1,288,526
53,710	Selective Insurance Group, Inc.	4,056,716
33,682	Stewart Information Services Corp.	2,130,723
29,176	Travelers (The) Cos., Inc.	4,435,044
3,615	White Mountains Insurance Group Ltd.	3,866,640
		72,474,946
	IT Services – 3.6%
14,816	Accenture PLC, Class A	4,739,935
21,991	Automatic Data Processing, Inc.	4,396,441
63,064	Cognizant Technology Solutions Corp., Class A	4,679,979
45,454	CSG Systems International, Inc.	2,190,883
26,714	Jack Henry & Associates, Inc.	4,382,699
49,651	Maximus, Inc.	4,130,963
40,706	Paychex, Inc.	4,577,389
18,681	Visa, Inc., Class A	4,161,193
190,155	Western Union (The) Co.	3,844,934
		37,104,416
	Leisure Products – 0.3%
43,459	Sturm Ruger & Co., Inc.	3,206,405
	Life Sciences Tools & Services – 0.9%
29,550	Agilent Technologies, Inc.	4,655,012
8,658	Thermo Fisher Scientific, Inc.	4,946,575
		9,601,587
	Machinery – 3.8%
20,071	Caterpillar, Inc.	3,853,030

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
17,915	Cummins, Inc.	$4,022,993
47,318	Franklin Electric Co., Inc.	3,778,342
57,700	Graco, Inc.	4,037,269
19,538	Illinois Tool Works, Inc.	4,037,137
33,162	Lincoln Electric Holdings, Inc.	4,270,934
60,423	Mueller Industries, Inc.	2,483,385
19,550	Snap-on, Inc.	4,084,973
39,752	Toro (The) Co.	3,872,242
26,301	Watts Water Technologies, Inc., Class A	4,420,935
		38,861,240
	Marine – 0.5%
63,052	Matson, Inc.	5,088,927
	Metals & Mining – 0.8%
68,917	Newmont Corp.	3,742,193
28,945	Reliance Steel & Aluminum Co.	4,122,347
		7,864,540
	Multiline Retail – 0.8%
20,185	Dollar General Corp.	4,282,046
18,068	Target Corp.	4,133,416
		8,415,462
	Pharmaceuticals – 1.3%
26,513	Johnson & Johnson	4,281,850
56,164	Merck & Co., Inc.	4,218,478
23,438	Zoetis, Inc.	4,550,253
		13,050,581
	Professional Services – 1.2%
51,279	Booz Allen Hamilton Holding Corp.	4,068,989
40,848	Exponent, Inc.	4,621,951
20,592	Kforce, Inc.	1,228,107
38,684	ManTech International Corp., Class A	2,936,889
		12,855,936
	Road & Rail – 1.4%
27,642	Landstar System, Inc.	4,362,460
76,473	Marten Transport Ltd.	1,199,861
17,210	Old Dominion Freight Line, Inc.	4,921,716
19,860	Union Pacific Corp.	3,892,759
		14,376,796
	Semiconductors & Semiconductor Equipment – 1.6%
77,803	Intel Corp.	4,145,344
47,654	Power Integrations, Inc.	4,717,269
22,779	Skyworks Solutions, Inc.	3,753,524
22,714	Texas Instruments, Inc.	4,365,858
		16,981,995
	Software – 1.8%
44,438	Dolby Laboratories, Inc., Class A	3,910,544
8,911	Intuit, Inc.	4,807,574
16,123	Microsoft Corp.	4,545,396

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
56,114	Oracle Corp.	$4,889,213
		18,152,727
	Specialty Retail – 1.7%
21,292	Advance Auto Parts, Inc.	4,447,686
37,989	Best Buy Co., Inc.	4,015,817
13,697	Home Depot (The), Inc.	4,496,177
23,475	Tractor Supply Co.	4,756,270
		17,715,950
	Thrifts & Mortgage Finance – 0.1%
112,307	Northwest Bancshares, Inc.	1,491,437
	Trading Companies & Distributors – 1.4%
83,997	Fastenal Co.	4,335,085
34,213	McGrath RentCorp	2,461,625
48,677	MSC Industrial Direct Co., Inc., Class A	3,903,409
15,238	Watsco, Inc.	4,032,280
		14,732,399
	Total Common Stocks	577,726,857
	(Cost $482,218,634)
REAL ESTATE INVESTMENT TRUSTS – 0.3%
	Diversified REITs – 0.3%
21,580	PS Business Parks, Inc.	3,382,449
	(Cost $2,855,266)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 36.9%
	Aerospace & Defense – 1.5%
$750,000	Boeing (The) Co.	1.88%	06/15/23	761,977
1,000,000	Boeing (The) Co.	1.95%	02/01/24	1,023,537
1,000,000	Boeing (The) Co.	1.43%	02/04/24	1,001,655
500,000	Boeing (The) Co.	2.75%	02/01/26	520,851
1,000,000	Boeing (The) Co.	2.20%	02/04/26	1,008,912
500,000	Boeing (The) Co.	2.70%	02/01/27	517,555
500,000	Boeing (The) Co.	3.25%	02/01/28	528,326
250,000	Boeing (The) Co.	3.20%	03/01/29	260,033
500,000	Boeing (The) Co.	2.95%	02/01/30	509,588
500,000	Boeing (The) Co.	3.63%	02/01/31	535,377
1,000,000	Boeing (The) Co.	5.71%	05/01/40	1,275,273
1,500,000	Boeing (The) Co.	3.75%	02/01/50	1,522,513
500,000	L3Harris Technologies, Inc.	1.80%	01/15/31	481,402
500,000	Northrop Grumman Corp.	2.93%	01/15/25	529,742
500,000	Northrop Grumman Corp.	3.25%	01/15/28	540,921
750,000	Northrop Grumman Corp.	4.03%	10/15/47	877,268
250,000	Northrop Grumman Corp.	5.25%	05/01/50	350,248
1,000,000	Raytheon Technologies Corp.	4.63%	11/16/48	1,267,392
250,000	Raytheon Technologies Corp.	3.13%	07/01/50	252,351
1,000,000	Raytheon Technologies Corp.	2.82%	09/01/51	952,762
500,000	Textron, Inc.	2.45%	03/15/31	501,086
				15,218,769

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Air Freight & Logistics – 0.4%
$1,000,000	FedEx Corp.	2.40%	05/15/31	$1,008,239
1,500,000	FedEx Corp.	3.25%	05/15/41	1,527,028
1,500,000	FedEx Corp.	4.55%	04/01/46	1,772,643
				4,307,910
	Airlines – 0.1%
250,000	Southwest Airlines Co.	5.25%	05/04/25	282,276
250,000	Southwest Airlines Co.	5.13%	06/15/27	292,410
				574,686
	Automobiles – 0.9%
1,030,000	Hyundai Capital America (a)	0.80%	01/08/24	1,025,846
500,000	Hyundai Capital America (a)	1.30%	01/08/26	492,146
250,000	Hyundai Capital America (a)	1.65%	09/17/26	247,763
500,000	Hyundai Capital America (a)	1.80%	01/10/28	489,321
250,000	Hyundai Capital America (a)	2.10%	09/15/28	246,212
1,500,000	Nissan Motor Acceptance Co. LLC (a)	1.13%	09/16/24	1,497,453
1,000,000	Nissan Motor Acceptance Co. LLC (a)	2.00%	03/09/26	1,002,630
1,500,000	Nissan Motor Acceptance Co. LLC (a)	1.85%	09/16/26	1,484,631
1,000,000	Nissan Motor Acceptance Co. LLC (a)	2.75%	03/09/28	1,011,338
1,500,000	Nissan Motor Acceptance Co. LLC (a)	2.45%	09/15/28	1,483,284
				8,980,624
	Banks – 7.5%
500,000	Bank of America Corp. (b)	3.86%	07/23/24	529,255
500,000	Bank of America Corp. (b)	3.46%	03/15/25	532,005
2,000,000	Bank of America Corp. (b)	0.98%	04/22/25	2,011,041
500,000	Bank of America Corp. (b)	3.09%	10/01/25	531,588
500,000	Bank of America Corp. (b)	2.46%	10/22/25	522,656
750,000	Bank of America Corp. (b)	2.02%	02/13/26	769,110
400,000	Bank of America Corp.	4.45%	03/03/26	448,003
950,000	Bank of America Corp.	3.50%	04/19/26	1,038,239
1,000,000	Bank of America Corp. (b)	1.20%	10/24/26	992,484
500,000	Bank of America Corp. (b)	3.56%	04/23/27	544,095
2,000,000	Bank of America Corp. (b)	1.73%	07/22/27	2,009,290
500,000	Bank of America Corp. (b)	3.82%	01/20/28	551,418
500,000	Bank of America Corp. (b)	3.71%	04/24/28	549,561
500,000	Bank of America Corp. (b)	3.59%	07/21/28	548,220
1,091,000	Bank of America Corp. (b)	3.42%	12/20/28	1,182,593
1,000,000	Bank of America Corp. (b)	2.09%	06/14/29	997,535
500,000	Bank of America Corp. (b)	4.27%	07/23/29	567,316
500,000	Bank of America Corp. (b)	3.97%	02/07/30	559,725
500,000	Bank of America Corp. (b)	3.19%	07/23/30	531,758
500,000	Bank of America Corp. (b)	2.88%	10/22/30	521,744
500,000	Bank of America Corp. (b)	1.90%	07/23/31	481,919
1,000,000	Bank of America Corp. (b)	1.92%	10/24/31	961,636
1,000,000	Bank of America Corp. (b)	2.69%	04/22/32	1,020,393
1,500,000	Bank of America Corp. (b)	2.48%	09/21/36	1,469,233
500,000	Bank of America Corp. (b)	4.08%	04/23/40	575,053
1,000,000	Bank of America Corp. (b)	2.68%	06/19/41	964,279
2,000,000	Bank of America Corp. (b)	3.31%	04/22/42	2,102,184
500,000	Bank of America Corp. (b)	3.95%	01/23/49	577,382
500,000	Bank of America Corp. (b)	4.33%	03/15/50	612,334
500,000	Bank of America Corp. (b)	2.83%	10/24/51	477,495
750,000	Bank of America Corp. (b)	2.97%	07/21/52	732,294

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$5,000,000	Citigroup, Inc. (b)	0.78%	10/30/24	$5,019,699
500,000	Citigroup, Inc. (b)	3.35%	04/24/25	531,176
2,000,000	Citigroup, Inc. (b)	0.98%	05/01/25	2,006,686
450,000	Citigroup, Inc.	4.60%	03/09/26	508,348
500,000	Citigroup, Inc. (b)	3.11%	04/08/26	530,874
3,000,000	Citigroup, Inc. (b)	1.12%	01/28/27	2,958,007
3,000,000	Citigroup, Inc. (b)	1.46%	06/09/27	2,986,648
350,000	Citigroup, Inc.	4.45%	09/29/27	398,202
500,000	Citigroup, Inc. (b)	3.89%	01/10/28	553,321
1,000,000	Citigroup, Inc. (b)	3.67%	07/24/28	1,099,337
500,000	Citigroup, Inc.	4.13%	07/25/28	558,433
500,000	Citigroup, Inc. (b)	3.52%	10/27/28	544,736
500,000	Citigroup, Inc. (b)	3.98%	03/20/30	561,307
1,000,000	Citigroup, Inc. (b)	2.98%	11/05/30	1,050,898
500,000	Citigroup, Inc. (b)	2.67%	01/29/31	511,799
2,000,000	Citigroup, Inc. (b)	2.56%	05/01/32	2,022,097
500,000	Citigroup, Inc. (b)	3.88%	01/24/39	570,958
750,000	Citigroup, Inc.	4.75%	05/18/46	943,351
500,000	Citigroup, Inc. (b)	4.28%	04/24/48	611,870
500,000	Citigroup, Inc.	4.65%	07/23/48	646,899
1,000,000	JPMorgan Chase & Co. (b)	0.56%	02/16/25	995,961
2,000,000	JPMorgan Chase & Co. (b)	0.82%	06/01/25	1,999,861
3,500,000	JPMorgan Chase & Co. (b)	0.97%	06/23/25	3,505,132
500,000	JPMorgan Chase & Co. (b)	2.30%	10/15/25	518,680
850,000	JPMorgan Chase & Co.	3.30%	04/01/26	921,658
500,000	JPMorgan Chase & Co. (b)	1.05%	11/19/26	492,418
500,000	JPMorgan Chase & Co. (b)	1.04%	02/04/27	490,413
500,000	JPMorgan Chase & Co. (b)	1.58%	04/22/27	501,089
1,000,000	JPMorgan Chase & Co. (b)	1.47%	09/22/27	993,542
500,000	JPMorgan Chase & Co. (b)	3.78%	02/01/28	551,023
500,000	JPMorgan Chase & Co. (b)	3.54%	05/01/28	546,941
500,000	JPMorgan Chase & Co. (b)	3.51%	01/23/29	544,582
1,000,000	JPMorgan Chase & Co. (b)	2.07%	06/01/29	1,001,975
500,000	JPMorgan Chase & Co. (b)	4.20%	07/23/29	568,639
500,000	JPMorgan Chase & Co. (b)	3.70%	05/06/30	551,890
500,000	JPMorgan Chase & Co. (b)	2.96%	05/13/31	519,607
500,000	JPMorgan Chase & Co. (b)	1.76%	11/19/31	477,210
500,000	JPMorgan Chase & Co. (b)	1.95%	02/04/32	482,137
1,000,000	JPMorgan Chase & Co. (b)	2.58%	04/22/32	1,013,731
1,000,000	JPMorgan Chase & Co. (b)	2.53%	11/19/41	947,453
2,000,000	JPMorgan Chase & Co. (b)	3.16%	04/22/42	2,074,078
500,000	JPMorgan Chase & Co. (b)	4.26%	02/22/48	603,031
750,000	JPMorgan Chase & Co. (b)	3.96%	11/15/48	868,406
500,000	JPMorgan Chase & Co. (b)	3.90%	01/23/49	573,339
2,000,000	JPMorgan Chase & Co. (b)	3.33%	04/22/52	2,095,848
500,000	Wells Fargo & Co. (b)	2.41%	10/30/25	520,748
500,000	Wells Fargo & Co. (b)	2.16%	02/11/26	515,782
550,000	Wells Fargo & Co.	3.00%	04/22/26	590,144
500,000	Wells Fargo & Co. (b)	3.58%	05/22/28	547,503
500,000	Wells Fargo & Co. (b)	2.88%	10/30/30	521,022
750,000	Wells Fargo & Co.	4.75%	12/07/46	939,050
				77,999,377
	Beverages – 0.6%
875,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70%	02/01/36	1,056,648

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Beverages (Continued)
$1,100,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.	4.90%	02/01/46	$1,366,953
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	01/23/29	294,087
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.90%	01/23/31	303,418
750,000	Anheuser-Busch Inbev Worldwide, Inc.	4.38%	04/15/38	874,722
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.35%	06/01/40	290,998
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.60%	04/15/48	298,892
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.55%	01/23/49	337,847
250,000	Anheuser-Busch Inbev Worldwide, Inc.	4.50%	06/01/50	298,131
750,000	Anheuser-Busch Inbev Worldwide, Inc.	4.75%	04/15/58	925,365
250,000	Anheuser-Busch Inbev Worldwide, Inc.	5.80%	01/23/59	355,962
250,000	Constellation Brands, Inc.	2.25%	08/01/31	245,891
				6,648,914
	Biotechnology – 1.1%
1,000,000	AbbVie, Inc.	2.60%	11/21/24	1,051,406
1,000,000	AbbVie, Inc.	2.95%	11/21/26	1,071,496
250,000	AbbVie, Inc.	4.25%	11/14/28	287,935
1,225,000	AbbVie, Inc.	4.05%	11/21/39	1,402,321
275,000	AbbVie, Inc.	4.40%	11/06/42	328,258
300,000	AbbVie, Inc.	4.70%	05/14/45	369,818
250,000	AbbVie, Inc.	4.88%	11/14/48	320,447
1,000,000	AbbVie, Inc.	4.25%	11/21/49	1,187,755
500,000	Amgen, Inc.	1.90%	02/21/25	514,533
750,000	Amgen, Inc.	2.20%	02/21/27	776,002
500,000	Amgen, Inc.	2.45%	02/21/30	510,507
1,000,000	Amgen, Inc.	2.00%	01/15/32	959,155
750,000	Amgen, Inc.	3.15%	02/21/40	756,231
1,000,000	Amgen, Inc.	2.80%	08/15/41	953,126
750,000	Amgen, Inc.	3.38%	02/21/50	769,288
500,000	Gilead Sciences, Inc.	1.20%	10/01/27	488,782
				11,747,060
	Building Products – 0.2%
1,000,000	Masco Corp.	1.50%	02/15/28	972,896
1,000,000	Masco Corp.	2.00%	02/15/31	967,268
500,000	Masco Corp.	3.13%	02/15/51	490,309
				2,430,473
	Capital Markets – 3.5%
500,000	Goldman Sachs Group (The), Inc.	3.63%	02/20/24	532,860
600,000	Goldman Sachs Group (The), Inc.	4.00%	03/03/24	646,475
2,000,000	Goldman Sachs Group (The), Inc. (b)	0.66%	09/10/24	2,000,528
500,000	Goldman Sachs Group (The), Inc.	3.50%	04/01/25	537,549
500,000	Goldman Sachs Group (The), Inc. (b)	3.27%	09/29/25	534,017
600,000	Goldman Sachs Group (The), Inc.	4.25%	10/21/25	664,606
500,000	Goldman Sachs Group (The), Inc. (b)	0.86%	02/12/26	495,196
550,000	Goldman Sachs Group (The), Inc.	3.75%	02/25/26	603,590
500,000	Goldman Sachs Group (The), Inc.	3.50%	11/16/26	540,352
500,000	Goldman Sachs Group (The), Inc. (b)	1.09%	12/09/26	492,708
750,000	Goldman Sachs Group (The), Inc.	3.85%	01/26/27	824,187
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.43%	03/09/27	997,448
1,000,000	Goldman Sachs Group (The), Inc. (b)	1.54%	09/10/27	997,251
500,000	Goldman Sachs Group (The), Inc. (b)	3.81%	04/23/29	553,281
500,000	Goldman Sachs Group (The), Inc. (b)	4.22%	05/01/29	565,848
500,000	Goldman Sachs Group (The), Inc.	2.60%	02/07/30	513,223

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$1,000,000	Goldman Sachs Group (The), Inc. (b)	1.99%	01/27/32	$962,819
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.62%	04/22/32	1,010,871
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.38%	07/21/32	990,443
500,000	Goldman Sachs Group (The), Inc. (b)	4.02%	10/31/38	575,746
500,000	Goldman Sachs Group (The), Inc. (b)	4.41%	04/23/39	600,449
1,000,000	Goldman Sachs Group (The), Inc. (b)	3.21%	04/22/42	1,032,813
1,000,000	Goldman Sachs Group (The), Inc. (b)	2.91%	07/21/42	985,541
450,000	Morgan Stanley	3.88%	04/29/24	485,499
3,000,000	Morgan Stanley (b)	0.79%	05/30/25	2,991,391
1,000,000	Morgan Stanley (b)	0.86%	10/21/25	998,145
800,000	Morgan Stanley	3.88%	01/27/26	885,681
500,000	Morgan Stanley (b)	2.19%	04/28/26	516,520
1,000,000	Morgan Stanley (b)	1.59%	05/04/27	1,002,791
1,000,000	Morgan Stanley (b)	1.51%	07/20/27	995,253
500,000	Morgan Stanley (b)	3.59%	07/22/28	548,463
500,000	Morgan Stanley (b)	3.77%	01/24/29	553,199
500,000	Morgan Stanley (b)	4.43%	01/23/30	577,176
500,000	Morgan Stanley (b)	2.70%	01/22/31	515,789
1,000,000	Morgan Stanley (b)	1.79%	02/13/32	952,010
1,000,000	Morgan Stanley (b)	1.93%	04/28/32	958,648
2,500,000	Morgan Stanley (b)	2.24%	07/21/32	2,460,354
1,000,000	Morgan Stanley (b)	2.48%	09/16/36	978,493
500,000	Morgan Stanley (b)	3.97%	07/22/38	573,194
500,000	Morgan Stanley (b)	4.46%	04/22/39	604,207
1,000,000	Morgan Stanley (b)	3.22%	04/22/42	1,044,920
1,000,000	Morgan Stanley (b)	2.80%	01/25/52	961,950
				36,261,484
	Chemicals – 0.6%
500,000	Dow Chemical (The) Co.	3.63%	05/15/26	548,081
250,000	Dow Chemical (The) Co.	2.10%	11/15/30	247,644
250,000	Dow Chemical (The) Co.	4.80%	05/15/49	315,729
250,000	Dow Chemical (The) Co.	3.60%	11/15/50	265,112
500,000	International Flavors & Fragrances, Inc. (a)	1.23%	10/01/25	495,886
500,000	International Flavors & Fragrances, Inc. (a)	1.83%	10/15/27	500,776
500,000	International Flavors & Fragrances, Inc. (a)	2.30%	11/01/30	495,348
500,000	International Flavors & Fragrances, Inc. (a)	3.27%	11/15/40	516,334
500,000	International Flavors & Fragrances, Inc. (a)	3.47%	12/01/50	524,398
500,000	LYB International Finance III, LLC	3.38%	10/01/40	518,884
500,000	LYB International Finance III, LLC	3.63%	04/01/51	525,346
750,000	LYB International Finance III, LLC	3.80%	10/01/60	781,587
				5,735,125
	Consumer Finance – 1.1%
250,000	Capital One Financial Corp. (b)	2.36%	07/29/32	244,684
250,000	GE Capital Funding LLC	3.45%	05/15/25	269,782
250,000	GE Capital Funding LLC	4.05%	05/15/27	280,812
250,000	GE Capital Funding LLC	4.40%	05/15/30	290,282
250,000	GE Capital Funding LLC	4.55%	05/15/32	296,168
1,250,000	General Motors Financial Co., Inc.	3.70%	05/09/23	1,304,449
578,000	General Motors Financial Co., Inc.	1.70%	08/18/23	589,071
2,500,000	General Motors Financial Co., Inc.	1.05%	03/08/24	2,511,169
1,000,000	General Motors Financial Co., Inc.	2.90%	02/26/25	1,049,216
250,000	General Motors Financial Co., Inc.	2.75%	06/20/25	261,390
500,000	General Motors Financial Co., Inc.	1.25%	01/08/26	493,769

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Consumer Finance (Continued)
$1,000,000	General Motors Financial Co., Inc.	1.50%	06/10/26	$994,284
250,000	General Motors Financial Co., Inc.	4.35%	01/17/27	280,316
250,000	General Motors Financial Co., Inc.	2.70%	08/20/27	259,515
1,500,000	General Motors Financial Co., Inc.	2.40%	04/10/28	1,514,472
500,000	General Motors Financial Co., Inc.	3.60%	06/21/30	536,154
500,000	General Motors Financial Co., Inc.	2.35%	01/08/31	488,541
				11,664,074
	Diversified Telecommunication Services – 2.1%
3,000,000	AT&T, Inc.	1.70%	03/25/26	3,042,958
500,000	AT&T, Inc.	2.30%	06/01/27	517,619
500,000	AT&T, Inc.	1.65%	02/01/28	495,919
462,000	AT&T, Inc.	4.30%	02/15/30	529,937
500,000	AT&T, Inc.	2.75%	06/01/31	512,645
500,000	AT&T, Inc.	2.25%	02/01/32	486,619
1,392,000	AT&T, Inc.	2.55%	12/01/33	1,368,761
1,000,000	AT&T, Inc.	3.10%	02/01/43	958,316
500,000	AT&T, Inc.	3.30%	02/01/52	483,994
1,186,000	AT&T, Inc.	3.50%	09/15/53	1,169,579
504,000	AT&T, Inc.	3.55%	09/15/55	496,554
1,044,000	AT&T, Inc.	3.65%	09/15/59	1,032,931
500,000	AT&T, Inc.	3.50%	02/01/61	478,206
500,000	Level 3 Financing, Inc. (a)	3.40%	03/01/27	527,300
250,000	Level 3 Financing, Inc. (a)	3.88%	11/15/29	267,637
1,000,000	Verizon Communications, Inc.	1.45%	03/20/26	1,009,664
500,000	Verizon Communications, Inc.	2.10%	03/22/28	507,517
1,119,000	Verizon Communications, Inc.	4.02%	12/03/29	1,266,903
500,000	Verizon Communications, Inc.	1.75%	01/20/31	475,042
500,000	Verizon Communications, Inc.	2.55%	03/21/31	506,403
2,003,000	Verizon Communications, Inc. (a)	2.36%	03/15/32	1,980,517
500,000	Verizon Communications, Inc.	2.65%	11/20/40	469,413
500,000	Verizon Communications, Inc.	3.40%	03/22/41	521,569
750,000	Verizon Communications, Inc.	4.86%	08/21/46	954,277
500,000	Verizon Communications, Inc.	2.88%	11/20/50	465,789
1,000,000	Verizon Communications, Inc.	3.55%	03/22/51	1,050,183
				21,576,252
	Electric Utilities – 3.1%
1,000,000	AEP Texas, Inc.	3.45%	05/15/51	1,041,050
250,000	AEP Transmission Co., LLC	4.00%	12/01/46	292,825
500,000	AEP Transmission Co., LLC	4.25%	09/15/48	608,512
2,000,000	AEP Transmission Co., LLC	2.75%	08/15/51	1,912,916
500,000	Alabama Power Co.	3.45%	10/01/49	539,831
1,000,000	Alabama Power Co.	3.13%	07/15/51	1,025,050
1,000,000	American Electric Power Co., Inc.	1.00%	11/01/25	989,533
1,000,000	Appalachian Power Co.	2.70%	04/01/31	1,025,688
1,000,000	Atlantic City Electric Co.	2.30%	03/15/31	1,013,782
1,000,000	Baltimore Gas & Electric Co.	2.25%	06/15/31	1,004,108
250,000	Baltimore Gas & Electric Co.	3.50%	08/15/46	271,375
250,000	Baltimore Gas & Electric Co.	3.20%	09/15/49	260,169
250,000	Baltimore Gas & Electric Co.	2.90%	06/15/50	246,070
500,000	Commonwealth Edison Co.	4.00%	03/01/49	593,671
750,000	Duke Energy Corp.	2.55%	06/15/31	759,630
2,500,000	Duke Energy Corp.	3.30%	06/15/41	2,537,433
2,000,000	Duke Energy Corp.	3.50%	06/15/51	2,057,678

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric Utilities (Continued)
$500,000	Duke Energy Florida LLC	3.20%	01/15/27	$542,062
1,000,000	Georgia Power Co.	3.25%	03/15/51	1,005,471
500,000	Indiana Michigan Power Co.	3.75%	07/01/47	557,592
250,000	Indiana Michigan Power Co.	4.25%	08/15/48	301,619
500,000	Indiana Michigan Power Co.	3.25%	05/01/51	516,609
500,000	Mississippi Power Co.	3.10%	07/30/51	494,917
2,500,000	Ohio Power Co.	2.90%	10/01/51	2,414,985
2,500,000	Pacific Gas and Electric Co.	1.37%	03/10/23	2,491,683
1,000,000	Pacific Gas and Electric Co.	3.00%	06/15/28	1,017,446
500,000	PECO Energy Co.	3.90%	03/01/48	577,850
2,000,000	Southern California Edison Co.	1.10%	04/01/24	2,009,953
500,000	Southern California Edison Co.	2.50%	06/01/31	501,721
500,000	Southern California Edison Co.	3.65%	06/01/51	515,788
500,000	Southwestern Electric Power Co.	2.75%	10/01/26	526,217
450,000	Virginia Electric & Power Co.	2.95%	11/15/26	483,100
475,000	Virginia Electric & Power Co.	4.45%	02/15/44	578,349
250,000	Virginia Electric & Power Co.	4.00%	11/15/46	290,467
250,000	Virginia Electric & Power Co.	3.80%	09/15/47	284,533
500,000	Virginia Electric & Power Co.	4.60%	12/01/48	639,886
				31,929,569
	Equity Real Estate Investment Trusts – 0.3%
500,000	Alexandria Real Estate Equities, Inc.	2.00%	05/18/32	484,488
500,000	Alexandria Real Estate Equities, Inc.	1.88%	02/01/33	470,305
500,000	Crown Castle International Corp.	1.05%	07/15/26	489,195
500,000	Crown Castle International Corp.	2.10%	04/01/31	481,151
500,000	Crown Castle International Corp.	2.90%	04/01/41	481,624
1,000,000	Public Storage	2.30%	05/01/31	1,012,547
				3,419,310
	Food & Staples Retailing – 0.1%
1,000,000	Walmart, Inc.	1.05%	09/17/26	998,729
	Food Products – 0.1%
500,000	Conagra Brands, Inc.	4.85%	11/01/28	586,385
250,000	Conagra Brands, Inc.	5.40%	11/01/48	331,807
				918,192
	Gas Utilities – 0.1%
500,000	Southern Co. Gas Capital Corp.	4.40%	05/30/47	589,056
	Health Care Providers & Services – 2.1%
500,000	Anthem, Inc.	2.55%	03/15/31	513,650
1,000,000	Anthem, Inc.	3.60%	03/15/51	1,091,371
500,000	Centene Corp.	4.25%	12/15/27	523,950
2,000,000	Centene Corp.	2.45%	07/15/28	2,012,500
1,000,000	Centene Corp.	2.50%	03/01/31	987,500
500,000	Cigna Corp.	4.13%	11/15/25	555,525
1,500,000	Cigna Corp.	3.40%	03/15/51	1,546,242
1,750,000	CVS Health Corp.	2.63%	08/15/24	1,837,909
1,500,000	CVS Health Corp.	1.30%	08/21/27	1,473,650
800,000	CVS Health Corp.	1.75%	08/21/30	766,642
500,000	CVS Health Corp.	1.88%	02/28/31	482,865
2,500,000	CVS Health Corp.	2.13%	09/15/31	2,455,080
500,000	CVS Health Corp.	2.70%	08/21/40	478,306
1,250,000	CVS Health Corp.	5.05%	03/25/48	1,613,157

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Health Care Providers & Services (Continued)
$1,000,000	HCA, Inc.	2.38%	07/15/31	$982,356
1,000,000	HCA, Inc.	3.50%	07/15/51	994,142
250,000	Humana, Inc.	1.35%	02/03/27	246,649
1,000,000	Humana, Inc.	2.15%	02/03/32	976,471
1,000,000	Universal Health Services, Inc. (a)	1.65%	09/01/26	993,839
500,000	Universal Health Services, Inc. (a)	2.65%	10/15/30	502,895
1,000,000	Universal Health Services, Inc. (a)	2.65%	01/15/32	990,235
				22,024,934
	Hotels, Restaurants & Leisure – 0.5%
500,000	Expedia Group, Inc.	2.95%	03/15/31	505,123
3,000,000	Hyatt Hotels Corp.	1.80%	10/01/24	3,006,633
500,000	Marriott International (MD), Inc.	5.75%	05/01/25	571,879
500,000	Marriott International (MD), Inc.	3.50%	10/15/32	531,025
1,000,000	Marriott International (MD), Inc.	2.75%	10/15/33	977,433
				5,592,093
	Independent Power & Renewable Electricity Producers – 0.2%
500,000	NextEra Energy Capital Holdings, Inc.	3.15%	04/01/24	528,844
500,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/27	548,611
500,000	NextEra Energy Capital Holdings, Inc.	3.50%	04/01/29	546,694
				1,624,149
	Industrial Conglomerates – 0.4%
1,000,000	General Electric Co.	3.45%	05/01/27	1,097,631
500,000	General Electric Co.	3.63%	05/01/30	555,669
1,600,000	General Electric Co.	4.25%	05/01/40	1,865,694
750,000	General Electric Co.	4.35%	05/01/50	904,758
				4,423,752
	Insurance – 0.1%
750,000	Brown & Brown, Inc.	2.38%	03/15/31	747,380
	IT Services – 0.3%
500,000	Fidelity National Information Services, Inc.	3.10%	03/01/41	506,040
1,000,000	Fiserv, Inc.	3.20%	07/01/26	1,079,679
500,000	Fiserv, Inc.	3.50%	07/01/29	544,809
250,000	Fiserv, Inc.	2.65%	06/01/30	255,815
500,000	Fiserv, Inc.	4.40%	07/01/49	598,240
				2,984,583
	Life Sciences Tools & Services – 0.3%
500,000	Agilent Technologies, Inc.	2.30%	03/12/31	500,243
1,000,000	PerkinElmer, Inc.	1.90%	09/15/28	992,400
500,000	PerkinElmer, Inc.	2.25%	09/15/31	493,066
500,000	Thermo Fisher Scientific, Inc.	4.50%	03/25/30	591,613
1,000,000	Thermo Fisher Scientific, Inc.	2.80%	10/15/41	996,696
				3,574,018
	Machinery – 0.0%
500,000	Otis Worldwide Corp.	3.11%	02/15/40	512,534
	Media – 1.8%
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.25%	01/15/29	2,496,760

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Media (Continued)
$500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	2.30%	02/01/32	$477,558
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	06/01/41	986,613
2,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.50%	03/01/42	2,443,436
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.80%	03/01/50	560,879
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.70%	04/01/51	973,222
2,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.90%	06/01/52	1,987,065
1,500,000	Charter Communications Operating LLC/Charter Communications Operating Capital	3.85%	04/01/61	1,431,207
1,000,000	Charter Communications Operating LLC/Charter Communications Operating Capital	4.40%	12/01/61	1,053,035
550,000	Comcast Corp.	3.95%	10/15/25	610,173
250,000	Comcast Corp.	3.55%	05/01/28	278,040
350,000	Comcast Corp.	4.15%	10/15/28	402,404
500,000	Comcast Corp.	2.65%	02/01/30	521,584
250,000	Comcast Corp.	1.50%	02/15/31	236,145
500,000	Comcast Corp.	3.25%	11/01/39	527,635
1,000,000	Comcast Corp.	3.75%	04/01/40	1,123,242
250,000	Comcast Corp.	3.40%	07/15/46	264,877
500,000	Comcast Corp.	4.00%	08/15/47	571,248
250,000	Comcast Corp.	4.00%	03/01/48	286,038
500,000	Comcast Corp.	3.45%	02/01/50	529,459
543,000	Comcast Corp. (a)	2.94%	11/01/56	513,894
250,000	Discovery Communications LLC	4.65%	05/15/50	290,417
250,000	ViacomCBS, Inc.	4.95%	05/19/50	312,843
				18,877,774
	Metals & Mining – 0.1%
1,000,000	Glencore Funding LLC (a)	2.63%	09/23/31	978,613
	Multi-Utilities – 1.2%
1,000,000	CenterPoint Energy, Inc.	1.45%	06/01/26	1,000,447
1,000,000	CenterPoint Energy, Inc.	2.65%	06/01/31	1,021,122
1,000,000	Consolidated Edison Co of New York, Inc.	2.40%	06/15/31	1,011,219
2,500,000	Dominion Energy, Inc.	1.45%	04/15/26	2,508,556
2,500,000	Dominion Energy, Inc.	3.30%	04/15/41	2,594,281
495,000	Dominion Energy, Inc.	4.70%	12/01/44	614,379
1,000,000	DTE Electric Co.	3.25%	04/01/51	1,058,018
500,000	DTE Energy Co.	2.95%	03/01/30	523,472
667,000	NiSource, Inc.	4.38%	05/15/47	791,622
1,500,000	Public Service Enterprise Group, Inc.	0.80%	08/15/25	1,475,035
				12,598,151
	Oil, Gas & Consumable Fuels – 2.0%
1,000,000	BP Capital Markets America, Inc.	3.80%	09/21/25	1,099,428
500,000	BP Capital Markets America, Inc.	3.41%	02/11/26	545,027
500,000	BP Capital Markets America, Inc.	3.94%	09/21/28	564,469
500,000	BP Capital Markets America, Inc.	1.75%	08/10/30	486,570
1,000,000	BP Capital Markets America, Inc.	3.06%	06/17/41	1,008,670
750,000	BP Capital Markets America, Inc.	2.77%	11/10/50	692,794

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil, Gas & Consumable Fuels (Continued)
$500,000	BP Capital Markets America, Inc.	2.94%	06/04/51	$474,441
1,000,000	BP Capital Markets America, Inc.	3.00%	03/17/52	954,941
250,000	Diamondback Energy, Inc.	4.75%	05/31/25	279,309
500,000	Diamondback Energy, Inc.	3.50%	12/01/29	534,536
1,000,000	Diamondback Energy, Inc.	3.13%	03/24/31	1,037,974
1,000,000	Energy Transfer L.P.	4.50%	04/15/24	1,081,570
250,000	Energy Transfer L.P.	4.20%	04/15/27	276,590
750,000	Energy Transfer L.P.	5.25%	04/15/29	878,977
250,000	Energy Transfer L.P.	5.30%	04/15/47	292,784
250,000	Energy Transfer L.P.	6.00%	06/15/48	317,101
1,000,000	Energy Transfer L.P.	6.25%	04/15/49	1,313,432
500,000	Energy Transfer LP	4.00%	10/01/27	551,624
500,000	Energy Transfer LP	5.40%	10/01/47	595,575
250,000	ONEOK, Inc.	4.35%	03/15/29	282,046
250,000	ONEOK, Inc.	3.40%	09/01/29	266,510
250,000	ONEOK, Inc.	4.45%	09/01/49	279,325
500,000	Pioneer Natural Resources Co.	1.13%	01/15/26	493,677
500,000	Pioneer Natural Resources Co.	1.90%	08/15/30	478,404
500,000	Pioneer Natural Resources Co.	2.15%	01/15/31	486,390
250,000	Plains All American Pipeline L.P./PAA Finance Corp.	3.80%	09/15/30	266,817
1,000,000	Plains All American Pipeline L.P./PAA Finance Corp.	4.90%	02/15/45	1,077,470
500,000	Sabine Pass Liquefaction LLC	5.00%	03/15/27	574,874
250,000	Sabine Pass Liquefaction LLC	4.20%	03/15/28	279,117
250,000	Williams (The) Cos., Inc.	3.50%	11/15/30	271,863
500,000	Williams (The) Cos., Inc.	2.60%	03/15/31	506,571
625,000	Williams (The) Cos., Inc.	4.90%	01/15/45	748,303
270,000	Williams (The) Cos., Inc.	5.10%	09/15/45	334,176
1,000,000	Williams (The) Cos., Inc.	4.85%	03/01/48	1,221,959
				20,553,314
	Pharmaceuticals – 0.7%
1,000,000	Astrazeneca Finance LLC	1.20%	05/28/26	1,000,460
500,000	Astrazeneca Finance LLC	1.75%	05/28/28	502,515
1,000,000	Astrazeneca Finance LLC	2.25%	05/28/31	1,015,106
1,500,000	Viatris, Inc. (a)	1.65%	06/22/25	1,515,268
750,000	Viatris, Inc. (a)	2.70%	06/22/30	757,902
1,000,000	Viatris, Inc. (a)	3.85%	06/22/40	1,072,133
1,000,000	Viatris, Inc. (a)	4.00%	06/22/50	1,062,600
				6,925,984
	Road & Rail – 0.3%
615,000	Norfolk Southern Corp.	2.30%	05/15/31	621,123
750,000	Norfolk Southern Corp.	4.15%	02/28/48	887,484
500,000	Norfolk Southern Corp.	4.10%	05/15/49	588,315
1,000,000	Union Pacific Corp.	2.15%	02/05/27	1,037,896
				3,134,818
	Semiconductors & Semiconductor Equipment – 1.0%
500,000	Analog Devices, Inc.	2.10%	10/01/31	500,590
500,000	Analog Devices, Inc.	2.80%	10/01/41	498,393
1,205,000	Analog Devices, Inc.	2.95%	10/01/51	1,200,355
500,000	Broadcom, Inc. (a)	1.95%	02/15/28	493,364
500,000	Broadcom, Inc.	5.00%	04/15/30	585,982
250,000	Broadcom, Inc.	4.15%	11/15/30	277,002
500,000	Broadcom, Inc. (a)	2.45%	02/15/31	484,763

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
$250,000	Broadcom, Inc.	4.30%	11/15/32	$280,018
250,000	Broadcom, Inc. (a)	2.60%	02/15/33	240,629
383,000	Broadcom, Inc. (a)	3.42%	04/15/33	397,245
500,000	Broadcom, Inc. (a)	3.47%	04/15/34	516,130
500,000	Broadcom, Inc. (a)	3.50%	02/15/41	495,398
500,000	Broadcom, Inc. (a)	3.75%	02/15/51	500,188
503,000	Dell International LLC/EMC Corp.	5.85%	07/15/25	585,290
500,000	Dell International LLC/EMC Corp.	4.90%	10/01/26	576,757
250,000	Dell International LLC/EMC Corp.	6.10%	07/15/27	310,203
500,000	Dell International LLC/EMC Corp.	8.35%	07/15/46	811,176
500,000	Marvell Technology, Inc. (a)	1.65%	04/15/26	500,842
1,000,000	Marvell Technology, Inc. (a)	2.45%	04/15/28	1,018,556
500,000	Marvell Technology, Inc. (a)	2.95%	04/15/31	513,762
				10,786,643
	Software – 1.2%
1,000,000	Fortinet, Inc.	1.00%	03/15/26	984,985
1,000,000	Fortinet, Inc.	2.20%	03/15/31	991,034
500,000	Oracle Corp.	1.65%	03/25/26	507,305
350,000	Oracle Corp.	2.65%	07/15/26	368,884
500,000	Oracle Corp.	2.30%	03/25/28	511,377
500,000	Oracle Corp.	2.88%	03/25/31	515,301
900,000	Oracle Corp.	5.38%	07/15/40	1,133,700
1,000,000	Oracle Corp.	3.65%	03/25/41	1,034,288
350,000	Oracle Corp.	4.00%	07/15/46	370,930
500,000	Oracle Corp.	3.60%	04/01/50	500,420
500,000	Oracle Corp.	3.95%	03/25/51	530,843
500,000	Oracle Corp.	4.10%	03/25/61	532,183
500,000	salesforce.com, Inc.	1.50%	07/15/28	497,213
250,000	salesforce.com, Inc.	1.95%	07/15/31	248,708
1,000,000	salesforce.com, Inc.	2.70%	07/15/41	995,996
250,000	salesforce.com, Inc.	2.90%	07/15/51	249,707
500,000	VMware, Inc.	1.40%	08/15/26	497,712
500,000	VMware, Inc.	1.80%	08/15/28	492,578
1,000,000	VMware, Inc.	2.20%	08/15/31	977,272
				11,940,436
	Specialty Retail – 0.2%
500,000	Advance Auto Parts, Inc.	1.75%	10/01/27	497,962
1,000,000	Lowe’s Cos .,Inc.	1.70%	09/15/28	991,005
1,000,000	Lowe’s Cos .,Inc.	2.80%	09/15/41	971,606
				2,460,573
	Tobacco – 0.4%
250,000	Altria Group, Inc.	2.45%	02/04/32	239,034
500,000	Altria Group, Inc.	3.40%	02/04/41	473,218
500,000	Altria Group, Inc.	3.70%	02/04/51	473,170
1,500,000	BAT Capital Corp.	2.79%	09/06/24	1,577,747
250,000	BAT Capital Corp.	3.22%	09/06/26	266,550
250,000	BAT Capital Corp.	4.70%	04/02/27	282,433
250,000	BAT Capital Corp.	4.91%	04/02/30	286,144
250,000	BAT Capital Corp.	4.39%	08/15/37	268,404
250,000	BAT Capital Corp.	4.76%	09/06/49	270,144
250,000	BAT Capital Corp.	5.28%	04/02/50	287,280
				4,424,124

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Water Utilities – 0.2%
$500,000	American Water Capital Corp.	3.45%	05/01/50	$531,838
1,000,000	American Water Capital Corp.	3.25%	06/01/51	1,034,306
				1,566,144
	Wireless Telecommunication Services – 0.6%
1,000,000	T-Mobile USA, Inc.	3.50%	04/15/25	1,077,323
250,000	T-Mobile USA, Inc.	1.50%	02/15/26	250,872
500,000	T-Mobile USA, Inc.	3.75%	04/15/27	550,930
750,000	T-Mobile USA, Inc.	2.05%	02/15/28	756,724
750,000	T-Mobile USA, Inc.	2.55%	02/15/31	752,318
500,000	T-Mobile USA, Inc.	2.25%	11/15/31	490,091
1,500,000	T-Mobile USA, Inc.	3.00%	02/15/41	1,450,136
1,000,000	T-Mobile USA, Inc.	3.30%	02/15/51	966,545
				6,294,939
	Total Corporate Bonds and Notes			383,024,560
	(Cost $370,075,247)
FOREIGN CORPORATE BONDS AND NOTES – 4.4%
	Automobiles – 0.2%
500,000	Nissan Motor Co. Ltd. (a)	3.52%	09/17/25	531,674
500,000	Nissan Motor Co. Ltd. (a)	4.35%	09/17/27	549,370
500,000	Nissan Motor Co. Ltd. (a)	4.81%	09/17/30	562,101
				1,643,145
	Banks – 2.1%
1,500,000	Barclays PLC (b)	1.01%	12/10/24	1,507,205
500,000	Barclays PLC (b)	3.81%	03/10/42	530,380
500,000	BNP Paribas S.A. (a) (b)	3.05%	01/13/31	523,549
1,000,000	BNP Paribas S.A. (a) (b)	2.87%	04/19/32	1,020,688
1,000,000	Deutsche Bank AG/New York NY	0.90%	05/28/24	999,196
1,000,000	Deutsche Bank AG/New York NY (b)	2.22%	09/18/24	1,025,177
1,000,000	Deutsche Bank AG/New York NY	1.69%	03/19/26	1,005,702
500,000	Deutsche Bank AG/New York NY (b)	2.13%	11/24/26	507,919
1,000,000	Deutsche Bank AG/New York NY (b)	3.04%	05/28/32	1,017,937
1,000,000	Lloyds Banking Group PLC (b)	1.63%	05/11/27	1,000,037
1,000,000	NatWest Group PLC (b)	1.64%	06/14/27	1,000,100
600,000	NatWest Markets PLC (a)	0.80%	08/12/24	598,865
3,000,000	NatWest Markets PLC (a)	1.60%	09/29/26	2,999,349
1,000,000	Santander UK Group Holdings PLC (b)	1.67%	06/14/27	995,756
500,000	Societe Generale S.A. (a)	2.63%	01/22/25	519,172
600,000	Societe Generale S.A. (a) (b)	1.49%	12/14/26	593,316
700,000	Societe Generale S.A. (a) (b)	1.79%	06/09/27	696,201
750,000	Societe Generale S.A. (a) (b)	2.89%	06/09/32	753,889
500,000	Societe Generale S.A. (a)	3.63%	03/01/41	508,974
500,000	Sumitomo Mitsui Financial Group, Inc.	2.14%	09/23/30	483,051
1,000,000	UBS AG (a)	0.70%	08/09/24	998,912
500,000	UBS Group AG (a) (b)	1.36%	01/30/27	495,358
1,000,000	UBS Group AG (a) (b)	1.49%	08/10/27	988,796
1,000,000	UBS Group AG (a) (b)	2.10%	02/11/32	972,413
				21,741,942
	Capital Markets – 0.5%
2,500,000	Credit Suisse AG/New York NY	1.25%	08/07/26	2,464,530
500,000	Credit Suisse Group AG (a) (b)	2.19%	06/05/26	509,416

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Capital Markets (Continued)
$500,000	Credit Suisse Group AG (a) (b)	1.31%	02/02/27	$489,128
500,000	Credit Suisse Group AG (a) (b)	3.87%	01/12/29	545,679
1,000,000	Credit Suisse Group AG (a) (b)	3.09%	05/14/32	1,022,627
				5,031,380
	Chemicals – 0.0%
250,000	Nutrien Ltd.	2.95%	05/13/30	264,091
250,000	Nutrien Ltd.	3.95%	05/13/50	285,843
				549,934
	Diversified Financial Services – 0.2%
1,000,000	GE Capital International Funding Co. Unlimited Co.	4.42%	11/15/35	1,198,809
250,000	Shell International Finance, B.V.	4.00%	05/10/46	294,043
250,000	Shell International Finance, B.V.	3.75%	09/12/46	284,250
				1,777,102
	Metals & Mining – 0.1%
250,000	Anglo American Capital PLC (a)	4.00%	09/11/27	275,582
250,000	Anglo American Capital PLC (a)	2.25%	03/17/28	248,491
250,000	Anglo American Capital PLC (a)	2.88%	03/17/31	250,842
				774,915
	Oil, Gas & Consumable Fuels – 0.7%
500,000	Canadian Natural Resources, Ltd.	2.05%	07/15/25	512,033
500,000	Canadian Natural Resources, Ltd.	3.85%	06/01/27	546,956
500,000	Canadian Natural Resources, Ltd.	2.95%	07/15/30	519,177
500,000	Canadian Natural Resources, Ltd.	6.25%	03/15/38	664,871
1,000,000	Enbridge, Inc.	1.60%	10/04/26	1,005,247
1,000,000	Enbridge, Inc.	2.50%	08/01/33	1,003,770
2,000,000	Enbridge, Inc.	3.40%	08/01/51	2,014,231
500,000	Suncor Energy, Inc.	3.10%	05/15/25	532,514
				6,798,799
	Pharmaceuticals – 0.3%
500,000	AstraZeneca PLC	0.70%	04/08/26	489,551
1,000,000	AstraZeneca PLC	3.00%	05/28/51	1,030,592
1,500,000	Royalty Pharma PLC	2.15%	09/02/31	1,438,257
				2,958,400
	Semiconductors & Semiconductor Equipment – 0.1%
500,000	NXP BV/NXP Funding LLC/NXP USA, Inc. (a)	2.50%	05/11/31	504,421
1,000,000	NXP BV/NXP Funding LLC/NXP USA, Inc. (a)	3.25%	05/11/41	1,031,937
				1,536,358
	Tobacco – 0.0%
500,000	BAT International Finance PLC	1.67%	03/25/26	500,316
	Wireless Telecommunication Services – 0.2%
250,000	Vodafone Group PLC	4.38%	05/30/28	287,072
500,000	Vodafone Group PLC	4.88%	06/19/49	624,057
500,000	Vodafone Group PLC	4.25%	09/17/50	575,888
500,000	Vodafone Group PLC	5.13%	06/19/59	652,250
				2,139,267
	Total Foreign Corporate Bonds and Notes			45,451,558
	(Cost $44,395,743)

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS – 1.2%
$12,250,000	U.S. Treasury Bill	0.02%	12/16/21	$12,249,347
	(Cost $12,249,457)
U.S. GOVERNMENT BONDS AND NOTES – 0.8%
2,000,000	U.S. Treasury Note (c)	0.13%	09/30/22	2,000,490
300,000	U.S. Treasury Note	0.75%	08/31/26	296,695
2,450,000	U.S. Treasury Note	1.25%	09/30/28	2,437,942
1,205,000	U.S. Treasury Note	1.25%	08/15/31	1,174,404
2,145,000	U.S. Treasury Note	1.75%	08/15/41	2,046,129
	Total U.S. Government Bonds and Notes			7,955,660
	(Cost $8,001,234)
	Total Investments – 99.3%			1,029,790,431
	(Cost $919,795,581) (d)

Net Other Assets and Liabilities – 0.7%	7,010,474
Net Assets – 100.0%	$1,036,800,905

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury 10-Year Notes	Short	14	Dec 2021	$ (1,842,531)	$20,750
U.S. Treasury 5-Year Notes	Short	135	Dec 2021	(16,570,196)	101,055
U.S. Treasury Ultra 10-Year Futures	Short	118	Dec 2021	(17,139,500)	231,586
U.S. Treasury Ultra Bonds	Short	43	Dec 2021	(8,215,687)	196,992
Total Futures Contracts				$(43,767,914)	$550,383

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At September 30, 2021, securities noted as such amounted to $46,027,826 or 4.4% of net assets.
(b)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at September 30, 2021. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(c)	All or a portion of this security is segregated as collateral for open futures contracts.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $124,311,814 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,766,581. The net unrealized appreciation was $110,545,233. The amounts presented are inclusive of derivative contracts.

First Trust/Dow Jones Dividend & Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 577,726,857	$ 577,726,857	$ —	$ —
Real Estate Investment Trusts*	3,382,449	3,382,449	—	—
Corporate Bonds and Notes*	383,024,560	—	383,024,560	—
Foreign Corporate Bonds and Notes*	45,451,558	—	45,451,558	—
U.S. Treasury Bills	12,249,347	—	12,249,347	—
U.S. Government Bonds and Notes	7,955,660	—	7,955,660	—
Total Investments	1,029,790,431	581,109,306	448,681,125	—
Futures Contracts	550,383	550,383	—	—
Total	$ 1,030,340,814	$ 581,659,689	$ 448,681,125	$—

*	See Portfolio of Investments for industry breakout.

First Trust Multi Income Allocation Portfolio
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 27.4%
	Aerospace & Defense – 0.2%
206	Northrop Grumman Corp.	$74,191
	Air Freight & Logistics – 0.4%
703	United Parcel Service, Inc., Class B	128,016
	Banks – 1.3%
1,702	JPMorgan Chase & Co.	278,600
1,279	M&T Bank Corp.	191,006
		469,606
	Beverages – 0.3%
753	PepsiCo, Inc.	113,259
	Biotechnology – 0.3%
954	AbbVie, Inc.	102,908
	Building Products – 0.3%
568	Trane Technologies PLC	98,065
	Capital Markets – 0.9%
181	BlackRock, Inc.	151,797
1,397	Intercontinental Exchange, Inc.	160,404
		312,201
	Communications Equipment – 0.9%
671	Motorola Solutions, Inc.	155,886
13,749	Telefonaktiebolaget LM Ericsson, ADR	153,989
		309,875
	Construction & Engineering – 0.2%
690	Quanta Services, Inc.	78,536
	Containers & Packaging – 0.2%
605	Packaging Corp. of America	83,151
	Electric Utilities – 3.0%
2,368	Alliant Energy Corp.	132,561
1,495	American Electric Power Co., Inc.	121,364
160	Duke Energy Corp.	15,614
268	Eversource Energy	21,912
1,284	Exelon Corp.	62,069
709	Fortis, Inc. (CAD)	31,453
1,260	IDACORP, Inc.	130,259
2,893	NextEra Energy, Inc.	227,158
2,792	OGE Energy Corp.	92,024
2,216	PPL Corp.	61,782
1,730	Southern (The) Co.	107,208
1,646	Xcel Energy, Inc.	102,875
		1,106,279
	Electrical Equipment – 0.3%
787	Eaton Corp PLC	117,507
	Electronic Equipment, Instruments & Components – 0.4%
1,040	TE Connectivity, Ltd.	142,709
	Food & Staples Retailing – 0.5%
743	Sysco Corp.	58,326

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
914	Walmart, Inc.	$127,393
		185,719
	Gas Utilities – 2.1%
9,547	AltaGas Ltd. (CAD)	188,362
1,895	Atmos Energy Corp.	167,139
131	Chesapeake Utilities Corp.	15,727
2,696	New Jersey Resources Corp.	93,848
2,496	ONE Gas, Inc.	158,171
2,987	UGI Corp.	127,306
		750,553
	Health Care Equipment & Supplies – 1.2%
1,350	Abbott Laboratories	159,475
1,139	Medtronic PLC	142,774
663	STERIS PLC	135,438
		437,687
	Health Care Providers & Services – 0.9%
2,118	CVS Health Corp.	179,734
411	UnitedHealth Group, Inc.	160,594
		340,328
	Household Durables – 0.4%
1,892	DR Horton, Inc.	158,871
	Independent Power & Renewable Electricity Producers – 0.1%
1,091	Clearway Energy, Inc., Class A	30,766
	Industrial Conglomerates – 0.3%
463	Honeywell International, Inc.	98,286
	IT Services – 1.2%
515	Accenture PLC, Class A	164,759
1,144	Fidelity National Information Services, Inc.	139,202
5,773	Switch, Inc., Class A	146,576
		450,537
	Leisure Products – 0.3%
919	Polaris, Inc.	109,968
	Machinery – 0.3%
390	Parker-Hannifin Corp.	109,052
	Media – 0.5%
3,088	Comcast Corp., Class A	172,712
	Metals & Mining – 0.3%
2,272	Newmont Corp.	123,370
	Multiline Retail – 0.6%
956	Target Corp.	218,704
	Multi-Utilities – 2.7%
1,015	ATCO Ltd., Class I (CAD)	32,559
482	Black Hills Corp.	30,250
5,201	CenterPoint Energy, Inc.	127,945
1,559	CMS Energy Corp.	93,119
432	Dominion Energy, Inc.	31,545

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities (Continued)
558	DTE Energy Co.	$62,334
5,636	Public Service Enterprise Group, Inc.	343,232
1,909	Sempra Energy	241,489
355	WEC Energy Group, Inc.	31,311
		993,784
	Oil, Gas & Consumable Fuels – 3.9%
1,418	Cheniere Energy, Inc.	138,496
2,343	ConocoPhillips	158,785
679	DT Midstream, Inc.	31,397
4,052	Enbridge, Inc.	161,270
1,378	EOG Resources, Inc.	110,612
1,665	Equitrans Midstream Corp.	16,883
2,498	Keyera Corp. (CAD)	62,854
5,977	Kinder Morgan, Inc.	99,995
586	ONEOK, Inc.	33,982
7,547	TC Energy Corp.	362,935
8,855	Williams (The) Cos., Inc.	229,699
		1,406,908
	Pharmaceuticals – 0.6%
1,813	Bristol-Myers Squibb Co.	107,275
734	Johnson & Johnson	118,541
		225,816
	Road & Rail – 0.3%
538	Union Pacific Corp.	105,453
	Semiconductors & Semiconductor Equipment – 0.8%
344	Broadcom, Inc.	166,816
400	KLA Corp.	133,804
		300,620
	Software – 0.9%
605	Microsoft Corp.	170,562
1,843	Oracle Corp.	160,580
		331,142
	Technology Hardware, Storage & Peripherals – 0.5%
1,212	Apple, Inc.	171,498
	Textiles, Apparel & Luxury Goods – 0.3%
846	NIKE, Inc., Class B	122,865
	Total Common Stocks	9,980,942
	(Cost $8,141,322)
REAL ESTATE INVESTMENT TRUSTS – 11.9%
	Diversified REITs – 0.4%
5,142	STORE Capital Corp.	164,698
	Health Care REITs – 1.9%
8,975	Medical Properties Trust, Inc.	180,128
5,455	Omega Healthcare Investors, Inc.	163,432
9,769	Physicians Realty Trust	172,130
2,161	Welltower, Inc.	178,066
		693,756

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Industrial REITs – 1.4%
3,627	Duke Realty Corp.	$173,625
1,375	Prologis, Inc.	172,466
4,403	STAG Industrial, Inc.	172,818
		518,909
	Office REITs – 1.0%
891	Alexandria Real Estate Equities, Inc.	170,243
4,037	Highwoods Properties, Inc.	177,063
		347,306
	Residential REITs – 1.5%
1,246	Camden Property Trust	183,748
4,606	Invitation Homes, Inc.	176,548
976	Mid-America Apartment Communities, Inc.	182,268
		542,564
	Retail REITs – 1.9%
8,626	Kimco Realty Corp.	178,989
3,883	National Retail Properties, Inc.	167,707
2,573	Realty Income Corp.	166,885
1,423	Simon Property Group, Inc.	184,947
		698,528
	Specialized REITs – 3.8%
636	American Tower Corp.	168,801
1,141	Digital Realty Trust, Inc.	164,817
224	Equinix, Inc.	176,989
1,048	Extra Space Storage, Inc.	176,053
3,707	Gaming and Leisure Properties, Inc.	171,708
1,512	Life Storage, Inc.	173,487
515	SBA Communications Corp.	170,244
5,977	VICI Properties, Inc.	169,807
		1,371,906
	Total Real Estate Investment Trusts	4,337,667
	(Cost $3,575,381)
MASTER LIMITED PARTNERSHIPS – 6.8%
	Chemicals – 0.4%
6,342	Westlake Chemical Partners, L.P.	154,364
	Gas Utilities – 0.0%
1,073	Suburban Propane Partners, L.P.	16,471
	Independent Power & Renewable Electricity Producers – 0.9%
4,098	NextEra Energy Partners, L.P.	308,825
	Oil, Gas & Consumable Fuels – 5.5%
5,504	Cheniere Energy Partners, L.P.	223,848
14,128	Energy Transfer, L.P.	135,346
24,891	Enterprise Products Partners, L.P.	538,641
3,649	Hess Midstream, L.P., Class A	102,938
5,350	Holly Energy Partners, L.P.	98,066
11,061	Magellan Midstream Partners, L.P.	504,161
24,453	Plains All American Pipeline, L.P.	248,687
8,551	Shell Midstream Partners, L.P.	100,645

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
1,991	Teekay LNG Partners, L.P.	$30,960
		1,983,292
	Total Master Limited Partnerships	2,462,952
	(Cost $2,030,956)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES – 7.1%
$21,369	U.S. Treasury Inflation Indexed Bond (a)	0.13%	07/15/22	21,885
125,370	U.S. Treasury Inflation Indexed Bond (a)	0.13%	01/15/23	129,627
75,836	U.S. Treasury Inflation Indexed Bond (a)	0.63%	04/15/23	79,364
71,560	U.S. Treasury Inflation Indexed Bond (a)	0.38%	07/15/23	75,402
78,392	U.S. Treasury Inflation Indexed Bond (a)	0.63%	01/15/24	83,654
58,452	U.S. Treasury Inflation Indexed Bond (a)	0.50%	04/15/24	62,435
72,664	U.S. Treasury Inflation Indexed Bond (a)	0.13%	07/15/24	77,593
58,524	U.S. Treasury Inflation Indexed Bond (a)	0.13%	10/15/24	62,622
132,551	U.S. Treasury Inflation Indexed Bond (a)	0.25%	01/15/25	142,469
59,187	U.S. Treasury Inflation Indexed Bond (a)	0.13%	04/15/25	63,518
78,282	U.S. Treasury Inflation Indexed Bond (a)	0.38%	07/15/25	85,443
51,556	U.S. Treasury Inflation Indexed Bond (a)	0.13%	10/15/25	55,807
94,214	U.S. Treasury Inflation Indexed Bond (a)	0.63%	01/15/26	104,016
13,067	U.S. Treasury Inflation Indexed Bond (a)	2.00%	01/15/26	15,243
60,378	U.S. Treasury Inflation Indexed Bond (a)	0.13%	04/15/26	65,394
63,780	U.S. Treasury Inflation Indexed Bond (a)	0.13%	07/15/26	69,596
87,023	U.S. Treasury Inflation Indexed Bond (a)	0.38%	01/15/27	96,101
72,543	U.S. Treasury Inflation Indexed Bond (a)	0.38%	07/15/27	80,713
81,901	U.S. Treasury Inflation Indexed Bond (a)	0.50%	01/15/28	91,701
15,638	U.S. Treasury Inflation Indexed Bond (a)	1.75%	01/15/28	18,819
96,795	U.S. Treasury Inflation Indexed Bond (a)	0.75%	07/15/28	110,828
72,440	U.S. Treasury Inflation Indexed Bond (a)	0.88%	01/15/29	83,690
12,716	U.S. Treasury Inflation Indexed Bond (a)	2.50%	01/15/29	16,285
19,928	U.S. Treasury Inflation Indexed Bond (a)	3.88%	04/15/29	27,793
94,988	U.S. Treasury Inflation Indexed Bond (a)	0.25%	07/15/29	105,644
64,727	U.S. Treasury Inflation Indexed Bond (a)	0.13%	01/15/30	71,095
64,952	U.S. Treasury Inflation Indexed Bond (a)	0.13%	07/15/30	71,630
69,217	U.S. Treasury Inflation Indexed Bond (a)	0.13%	01/15/31	75,953
25,465	U.S. Treasury Inflation Indexed Bond (a)	0.13%	07/15/31	28,036
27,788	U.S. Treasury Inflation Indexed Bond (a)	2.13%	02/15/40	41,280
43,383	U.S. Treasury Inflation Indexed Bond (a)	2.13%	02/15/41	65,216
39,629	U.S. Treasury Inflation Indexed Bond (a)	0.75%	02/15/42	48,167
39,898	U.S. Treasury Inflation Indexed Bond (a)	0.63%	02/15/43	47,430
39,593	U.S. Treasury Inflation Indexed Bond (a)	1.38%	02/15/44	54,247
38,606	U.S. Treasury Inflation Indexed Bond (a)	0.75%	02/15/45	47,372
34,565	U.S. Treasury Inflation Indexed Bond (a)	1.00%	02/15/46	44,880
30,536	U.S. Treasury Inflation Indexed Bond (a)	0.88%	02/15/47	39,024
29,891	U.S. Treasury Inflation Indexed Bond (a)	1.00%	02/15/48	39,546
23,868	U.S. Treasury Inflation Indexed Bond (a)	1.00%	02/15/49	31,898
23,361	U.S. Treasury Inflation Indexed Bond (a)	0.25%	02/15/50	26,241
29,361	U.S. Treasury Inflation Indexed Bond (a)	0.13%	02/15/51	32,084
	Total U.S. Government Bonds and Notes			2,589,741
	(Cost $2,439,752)

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 1.7%
	Collateralized Mortgage Obligations – 1.2%
	Fannie Mae REMIC Trust
$8,039	Series 2007-W8, Class 1A5 (b)	6.43%	09/01/37	$9,545
	Fannie Mae REMICS
1	Series 1992-24, Class Z	6.50%	04/01/22	1
0	Series 1992-44, Class ZQ	8.00%	07/01/22	0
150	Series 1993-1, Class KA	7.90%	01/01/23	154
76	Series 1993-119, Class H	6.50%	07/01/23	79
652	Series 1993-178, Class PK	6.50%	09/01/23	683
228	Series 1993-62, Class E	7.00%	04/01/23	236
407	Series 1995-24, Class G	6.50%	04/01/23	418
829	Series 1999-56, Class Z	7.00%	12/01/29	932
758	Series 2002-67, Class PE	5.50%	11/01/32	871
18,687	Series 2002-9, Class MS, IO, 1 Mo. LIBOR x -1 + 8.10% (c)	8.01%	03/25/32	4,170
3,111	Series 2002-90, Class A1	6.50%	06/01/42	3,619
1,450	Series 2003-14, Class AQ	3.50%	03/01/33	1,501
2,131	Series 2003-41, Class OA	4.00%	05/01/33	2,234
24,999	Series 2004-10, Class ZB	6.00%	02/01/34	28,749
9,099	Series 2005-79, Class NF, 1 Mo. LIBOR + 0.41% (d)	0.50%	09/25/35	9,183
14,617	Series 2007-10, Class Z	6.00%	02/01/37	17,054
33,900	Series 2009-86, Class IP, IO	5.50%	10/01/39	5,954
1,020	Series 2012-35, Class PL	2.00%	11/01/41	1,047
292	Series 2013-14, Class QE	1.75%	03/01/43	296
18,644	Series 2013-31, Class NT	3.00%	04/01/43	18,784
	Fannie Mae Trust
2,629	Series 2004-W8, Class 3A	7.50%	06/01/44	3,120
	FHLMC-GNMA
31	Series 1993-5, Class HA	7.50%	02/01/23	31
204	Series 1994-27, Class D	7.00%	03/01/24	214
	Freddie Mac REMICS
39	Series 1992-1250, Class J	7.00%	05/01/22	40
1,725	Series 1992-1401, Class Q, 1 Mo. LIBOR + 0.60% (d)	0.68%	10/15/22	1,722
4,454	Series 1993-1487, Class P, IO, 1 Mo. LIBOR x -1 + 9.50% (c)	9.42%	03/15/23	218
1,067	Series 1994-1673, Class FB, 10 Yr. Constant Maturity Treasury Rate - 0.50% (d)	0.76%	02/01/24	1,060
27	Series 1996-1847, Class LL	7.50%	04/01/26	30
5,675	Series 1998-2033, Class IA, IO	7.00%	02/01/28	550
1,710	Series 1999-2130, Class KB	6.38%	03/01/29	1,927
24,991	Series 1999-2174, Class PN	6.00%	07/01/29	27,931
2,560	Series 2001-2277, Class B	7.50%	01/01/31	3,119
25,816	Series 2003-2647, Class LS, 1 Mo. LIBOR x -2.5 + 14.00% (c)	13.79%	07/01/33	35,020
28,000	Series 2003-2676, Class LL	5.50%	09/01/33	31,244
16,576	Series 2004-2768, Class PW	4.25%	03/01/34	17,904
4,000	Series 2004-2778, Class MM	5.25%	04/01/34	4,431
20,870	Series 2006-3114, Class GI, IO, 1 Mo. LIBOR x -1 + 6.60% (c)	6.52%	02/15/36	3,074
21,585	Series 2006-3199, Class DS, IO, 1 Mo. LIBOR x -1 + 7.15% (c)	7.07%	08/15/36	4,461
8,664	Series 2006-3237, Class CB	5.50%	07/01/36	8,830
7,681	Series 2010-3775, Class KZ	4.00%	08/01/25	8,201
173	Series 2012-3994, Class AE	1.63%	02/01/22	173
22,880	Series 2013-4178, Class ZN	3.50%	03/01/43	27,683
	Freddie Mac Strips
2,542	Series 1994-169, Class IO, IO	8.50%	03/01/23	83
	Government National Mortgage Association
19,561	Series 2002-92, Class PB	5.50%	12/01/32	20,387
4,569	Series 2006-16, Class OP, PO	(e)	03/20/36	4,280
45,408	Series 2007-35, Class NE	6.00%	06/01/37	51,905

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$1,642	Series 2009-29, Class TA	4.50%	03/01/39	$1,680
49,000	Series 2009-61, Class QE	5.50%	08/01/39	57,531
4,867	Series 2011-136, Class GB	2.50%	05/01/40	4,943
11,707	Series 2013-20, Class KI, IO	5.00%	01/01/43	1,332
				428,634
	Pass-through Security – 0.5%
	Federal Home Loan Mortgage Corporation
4,516	Pool C01252	6.50%	11/01/31	5,200
27,310	Pool G01731	6.50%	12/01/29	30,726
15,528	Pool G06358	4.00%	04/01/41	17,209
1,250	Pool O20138	5.00%	11/01/30	1,362
9,537	Pool U90316	4.00%	10/01/42	10,519
	Federal National Mortgage Association
9,340	Pool 890383	4.00%	01/01/42	10,331
1,563	Pool AD0659	6.00%	02/01/23	1,585
917	Pool AE0050	5.50%	12/01/22	928
13,099	Pool AL0791	4.00%	02/01/41	14,508
21,054	Pool AU4289	4.00%	09/01/43	23,300
3,070	Pool MA0561	4.00%	11/01/40	3,387
15,445	Pool MA1028	4.00%	04/01/42	17,039
	Government National Mortgage Association
5,725	Pool 3428	5.00%	08/01/33	6,439
14,256	Pool 667422	5.00%	10/01/39	16,734
6,183	Pool 706201	5.50%	04/01/39	6,964
9,498	Pool 736558	5.00%	02/01/40	10,784
13,880	Pool 759248	4.00%	02/01/41	15,219
				192,234
	Total U.S. Government Agency Mortgage-Backed Securities			620,868
	(Cost $595,956)
MORTGAGE-BACKED SECURITIES – 0.1%
	Collateralized Mortgage Obligations – 0.1%
	Credit Suisse First Boston Mortgage Securities Corp.
299	Series 2004-6, Class 2A1	4.75%	09/25/19	0
	MASTR Alternative Loan Trust
617	Series 2004-10, Class 2A1	5.50%	10/01/19	619
28	Series 2005-1, Class 5A1	5.50%	01/01/20	28
	MASTR Asset Securitization Trust
4,289	Series 2004-1, Class 5A4	5.50%	02/01/34	4,582
	Structured Asset Mortgage Investments Trust
3,808	Series 1999-1, Class 2A (f)	4.95%	06/01/29	3,899
	Total Mortgage-Backed Securities			9,128
	(Cost $9,042)

Shares	Description	Value
EXCHANGE-TRADED FUNDS – 43.7%
31,010	First Trust Institutional Preferred Securities and Income ETF (g)	640,356
500	First Trust Long Duration Opportunities ETF (g)	13,790
37,000	First Trust Low Duration Opportunities ETF (g)	1,871,460
92,520	First Trust Preferred Securities and Income ETF (g)	1,900,361
121,161	First Trust Senior Loan ETF (g)	5,797,554

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS (Continued)
60,080	First Trust Tactical High Yield ETF (g)	$2,895,255
1,300	iShares 7-10 Year Treasury Bond ETF	149,786
15,187	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,020,327
850	iShares MBS ETF	91,919
9,594	iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	524,216
	Total Exchange-Traded Funds	15,905,024
	(Cost $15,494,052)
Total Investments – 98.7%	35,906,322
(Cost $32,286,461) (h)
Net Other Assets and Liabilities – 1.3%	477,253
Net Assets – 100.0%	$36,383,575

(a)	Security whose principal value is adjusted in accordance with changes to the country’s Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
(b)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(c)	Inverse floating rate security.
(d)	Floating or variable rate security.
(e)	Zero coupon security.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	Investment in an affiliated fund.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,798,742 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $178,881. The net unrealized appreciation was $3,619,861.

ADR	American Depositary Receipt
CAD	Canadian Dollar
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
PO	Principal-Only Security

First Trust Multi Income Allocation Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,980,942	$ 9,980,942	$ —	$ —
Real Estate Investment Trusts*	4,337,667	4,337,667	—	—
Master Limited Partnerships*	2,462,952	2,462,952	—	—
U.S. Government Bonds and Notes	2,589,741	—	2,589,741	—
U.S. Government Agency Mortgage-Backed Securities	620,868	—	620,868	—
Mortgage-Backed Securities	9,128	—	9,128	—
Exchange-Traded Funds	15,905,024	15,905,024	—	—
Total Investments	$ 35,906,322	$ 32,686,585	$ 3,219,737	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2021, and for the fiscal year-to-date period (January 1, 2021 to September 30, 2021) are as follows:
Security Name	Shares at 9/30/2021	Value at 12/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2021	Dividend Income
First Trust Institutional Preferred Securities and Income ETF	31,010	$564,322	$140,882	$ (73,746)	$2,872	$6,026	$640,356	$22,033
First Trust Long Duration Opportunities ETF	500	14,525	—	—	(735)	—	13,790	302
First Trust Low Duration Opportunities ETF	37,000	1,029,400	1,096,373	(228,869)	(20,288)	(5,156)	1,871,460	22,475
First Trust Preferred Securities and Income ETF	92,520	1,667,835	416,406	(219,093)	19,155	16,058	1,900,361	65,247
First Trust Senior Loan ETF	121,161	3,422,673	2,355,602	—	19,279	—	5,797,554	117,649
First Trust Tactical High Yield ETF	60,080	3,449,376	257,928	(779,734)	(42,532)	10,217	2,895,255	118,378
		$10,148,131	$4,267,191	$(1,301,442)	$(22,249)	$27,145	$13,118,776	$346,084

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 98.9%
	Capital Markets – 98.9%
7,744	First Trust BICK Index Fund (a)	$262,831
104,903	First Trust Consumer Discretionary AlphaDEX® Fund (a)	6,200,816
13,481	First Trust Developed Markets ex-US AlphaDEX® Fund (a)	823,150
29,935	First Trust Emerging Markets AlphaDEX® Fund (a)	806,149
6,053	First Trust Germany AlphaDEX® Fund (a)	332,342
8,304	First Trust India NIFTY 50 Equal Weight ETF (a)	408,500
111,320	First Trust Industrials/Producer Durables AlphaDEX® Fund (a)	6,383,089
83,612	First Trust Mid Cap Growth AlphaDEX® Fund (a)	6,004,178
191,737	First Trust Nasdaq Transportation ETF (a)	5,913,188
38,761	First Trust NASDAQ-100-Technology Sector Index Fund (a)	6,116,486
75,240	First Trust Small Cap Core AlphaDEX® Fund (a)	6,882,203
90,726	First Trust Small Cap Growth AlphaDEX® Fund (a)	6,497,034
5,096	First Trust Switzerland AlphaDEX® Fund (a)	333,075
48,599	First Trust Technology AlphaDEX® Fund (a)	5,971,359
5,256	First Trust United Kingdom AlphaDEX® Fund (a)	220,857
32,336	iShares Core U.S. Aggregate Bond ETF	3,713,143
46,254	SPDR Blackstone Senior Loan ETF	2,128,609
19,771	SPDR Bloomberg Barclays High Yield Bond ETF	2,162,157
38,231	SPDR FTSE International Government Inflation-Protected Bond ETF	2,080,340
Shares	Description	Value

	Capital Markets (Continued)
50,919	SPDR ICE Preferred Securities ETF	$2,212,940
	Total Investments – 98.9%	65,452,446
	(Cost $57,459,431) (b)
	Net Other Assets and Liabilities – 1.1%	718,613
	Net Assets – 100.0%	$66,171,059

(a)	Investment in an affiliated fund.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $8,382,710 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $389,695. The net unrealized appreciation was $7,993,015.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 65,452,446	$ 65,452,446	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright Tactical Core Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at September 30, 2021, and for the fiscal year-to-date period (January 1, 2021 to September 30, 2021) are as follows:
Security Name	Shares at 9/30/2021	Value at 12/31/2020	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 9/30/2021	Dividend Income
First Trust BICK Index Fund	7,744	$268,224	$55,919	$ (34,401)	$ (38,659)	$11,748	$262,831	$914
First Trust Chindia ETF	—	262,579	52,561	(278,645)	(121,716)	85,221	—	—
First Trust Consumer Discretionary AlphaDEX® Fund	104,903	4,565,666	1,166,918	(241,874)	632,577	77,529	6,200,816	22,394
First Trust Developed Markets ex-US AlphaDEX® Fund	13,481	603,458	174,291	—	45,401	—	823,150	15,451
First Trust Dow Jones Internet Index Fund	—	4,101,345	—	(4,314,805)	(673,515)	886,975	—	—
First Trust Emerging Markets AlphaDEX® Fund	29,935	598,276	170,947	—	36,926	—	806,149	25,371
First Trust Europe AlphaDEX® Fund	—	220,602	38,249	(289,169)	2,924	27,394	—	871
First Trust Germany AlphaDEX® Fund	6,053	241,527	73,018	—	17,797	—	332,342	3,511
First Trust India NIFTY 50 Equal Weight ETF	8,304	—	349,170	—	59,330	—	408,500	783
First Trust Industrials/Producer Durables AlphaDEX® Fund	111,320	—	5,937,591	—	445,498	—	6,383,089	23,521
First Trust Large Cap Growth AlphaDEX® Fund	—	4,863,505	—	(5,070,515)	(876,839)	1,083,849	—	—
First Trust Mid Cap Growth AlphaDEX® Fund	83,612	5,270,151	6,277,461	(5,636,842)	(1,391,152)	1,484,560	6,004,178	—
First Trust Nasdaq Transportation ETF	191,737	4,322,482	1,224,650	—	366,056	—	5,913,188	30,267
First Trust NASDAQ-100-Technology Sector Index Fund	38,761	4,391,316	1,078,377	(33,214)	664,445	15,562	6,116,486	586
First Trust Small Cap Core AlphaDEX® Fund	75,240	—	6,525,535	—	356,668	—	6,882,203	32,974
First Trust Small Cap Growth AlphaDEX® Fund	90,726	5,411,730	1,190,283	(1,024,064)	610,838	308,247	6,497,034	2,613
First Trust Small Cap Value AlphaDEX® Fund	—	—	6,179,815	(5,960,285)	—	(219,530)	—	12,462
First Trust Switzerland AlphaDEX® Fund	5,096	243,829	67,010	—	22,236	—	333,075	4,037
First Trust Technology AlphaDEX® Fund	48,599	4,612,799	1,077,919	(199,698)	382,695	97,644	5,971,359	1,137
First Trust United Kingdom AlphaDEX® Fund	5,256	—	233,892	—	(13,035)	—	220,857	1,362
		$39,977,489	$31,873,606	$(23,083,512)	$528,475	$3,859,199	$53,155,257	$178,254

First Trust Capital Strength Portfolio
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 96.7%
	Aerospace & Defense – 6.0%
4,711	General Dynamics Corp.	$923,497
2,364	Lockheed Martin Corp.	815,816
2,458	Northrop Grumman Corp.	885,249
		2,624,562
	Air Freight & Logistics – 1.9%
7,032	Expeditors International of Washington, Inc.	837,722
	Beverages – 7.7%
12,390	Brown-Forman Corp., Class B	830,254
15,809	Coca-Cola (The) Co.	829,498
9,580	Monster Beverage Corp. (a)	850,992
5,722	PepsiCo, Inc.	860,646
		3,371,390
	Capital Markets – 10.1%
1,019	BlackRock, Inc.	854,595
2,359	Moody’s Corp.	837,704
4,994	Nasdaq, Inc.	963,942
2,151	S&P Global, Inc.	913,938
4,383	T Rowe Price Group, Inc.	862,136
		4,432,315
	Chemicals – 1.8%
3,123	Air Products & Chemicals, Inc.	799,832
	Communications Equipment – 2.1%
16,604	Cisco Systems, Inc.	903,756
	Electrical Equipment – 2.0%
9,167	Emerson Electric Co.	863,531
	Electronic Equipment, Instruments & Components – 4.3%
13,106	Amphenol Corp., Class A	959,752
5,752	Keysight Technologies, Inc. (a)	944,996
		1,904,748
	Food & Staples Retailing – 4.2%
2,173	Costco Wholesale Corp.	976,438
6,298	Walmart, Inc.	877,815
		1,854,253
	Food Products – 3.9%
14,848	General Mills, Inc.	888,207
4,954	Hershey (The) Co.	838,465
		1,726,672
	Health Care Providers & Services – 7.8%
1,893	Humana, Inc.	736,661
3,225	Laboratory Corp of America Holdings (a)	907,644
Shares	Description	Value

	Health Care Providers & Services (Continued)
6,628	Quest Diagnostics, Inc.	$963,114
2,124	UnitedHealth Group, Inc.	829,932
		3,437,351
	Health Care Technology – 1.8%
11,511	Cerner Corp.	811,756
	Household Durables – 2.1%
5,968	Garmin Ltd.	927,785
	Household Products – 3.8%
10,565	Colgate-Palmolive Co.	798,503
6,346	Procter & Gamble (The) Co.	887,171
		1,685,674
	Industrial Conglomerates – 3.7%
4,472	3M Co.	784,478
3,871	Honeywell International, Inc.	821,736
		1,606,214
	Insurance – 8.1%
16,785	Aflac, Inc.	875,002
6,835	Allstate (The) Corp.	870,164
6,309	Marsh & McLennan Cos., Inc.	955,372
9,270	Progressive (The) Corp.	837,915
		3,538,453
	IT Services – 7.9%
2,859	Accenture PLC, Class A	914,651
4,337	Automatic Data Processing, Inc.	867,053
7,972	Paychex, Inc.	896,451
3,593	Visa, Inc., Class A	800,341
		3,478,496
	Life Sciences Tools & Services – 2.1%
5,987	Agilent Technologies, Inc.	943,132
	Machinery – 1.8%
3,904	Illinois Tool Works, Inc.	806,684
	Multiline Retail – 1.9%
3,550	Target Corp.	812,134
	Pharmaceuticals – 5.9%
5,304	Johnson & Johnson	856,596
11,428	Merck & Co., Inc.	858,357
4,465	Zoetis, Inc.	866,835
		2,581,788
	Road & Rail – 3.7%
28,296	CSX Corp.	841,523
4,082	Union Pacific Corp.	800,113
		1,641,636

First Trust Capital Strength Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail – 2.1%
2,773	Home Depot (The), Inc.	$910,265
	Total Common Stocks	42,500,149
	(Cost $41,678,872)
REAL ESTATE INVESTMENT TRUSTS – 1.9%
	Specialized REITs – 1.9%
3,157	American Tower Corp.	837,899
	(Cost $894,343)
	Total Investments – 98.6%	43,338,048
	(Cost $42,573,215) (b)
	Net Other Assets and Liabilities – 1.4%	627,053
	Net Assets – 100.0%	$43,965,101

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,844,181 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,079,348. The net unrealized appreciation was $764,833.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 42,500,149	$ 42,500,149	$ —	$ —
Real Estate Investment Trusts*	837,899	837,899	—	—
Total Investments	$ 43,338,048	$ 43,338,048	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.6%
	Air Freight & Logistics – 2.0%
1,075	Deutsche Post AG (a)	$67,413
	Banks – 2.0%
3,642	FinecoBank Banca Fineco S.p.A. (a) (b)	65,781
	Beverages – 2.1%
1,404	Diageo PLC (a)	67,975
	Biotechnology – 1.9%
301	CSL Ltd. (a)	62,888
	Building Products – 2.1%
94	Geberit AG (a)	69,015
	Capital Markets – 5.6%
354	Deutsche Boerse AG (a)	57,442
2,400	Japan Exchange Group, Inc. (a)	59,520
43	Partners Group Holding AG (a)	67,108
		184,070
	Chemicals – 2.0%
212	Sika AG (a)	67,029
	Commercial Services & Supplies – 3.9%
7,647	Brambles Ltd. (a)	58,801
8,713	Rentokil Initial PLC (a)	68,422
		127,223
	Communications Equipment – 1.5%
4,447	Telefonaktiebolaget LM Ericsson, Class B (a)	50,193
	Construction & Engineering – 1.7%
2,279	Skanska AB, Class B (a)	57,175
	Diversified Financial Services – 2.0%
1,846	Kinnevik AB, Class B (a) (b)	64,895
	Entertainment – 1.5%
100	Nintendo Co., Ltd. (a)	47,788
	Food & Staples Retailing – 2.2%
1,887	Alimentation Couche-Tard, Inc., Class B	72,196
	Food Products – 1.9%
528	Nestle S.A. (a)	63,619
	Health Care Equipment & Supplies – 4.8%
500	Hoya Corp. (a)	78,010
216	Sonova Holding AG (a)	81,628
		159,638
Shares	Description	Value

	Health Care Providers & Services – 2.0%
2,268	Sonic Healthcare Ltd. (a)	$65,543
	Household Durables – 2.0%
600	Sony Group Corp. (a)	66,611
	Household Products – 1.8%
1,887	Essity AB, Class B (a)	58,523
	IT Services – 4.1%
719	CGI, Inc. (b)	61,075
2,000	Nomura Research Institute Ltd. (a)	73,513
		134,588
	Life Sciences Tools & Services – 2.3%
592	Eurofins Scientific SE (a)	75,851
	Machinery – 6.6%
948	Atlas Copco AB, Class A (a)	57,246
2,589	Epiroc AB, Class A (a)	53,675
727	Kone Oyj, Class B (a)	51,070
201	Schindler Holding AG (a)	53,962
		215,953
	Marine – 2.1%
202	Kuehne + Nagel International AG (a)	68,963
	Multiline Retail – 3.6%
560	Next PLC (a)	61,601
1,455	Wesfarmers Ltd. (a)	57,870
		119,471
	Personal Products – 1.8%
1,089	Unilever PLC (a)	58,957
	Pharmaceuticals – 12.9%
614	AstraZeneca PLC (a)	73,998
1,600	Chugai Pharmaceutical Co., Ltd. (a)	58,550
865	Novo Nordisk A.S., Class B (a)	83,377
186	Roche Holding AG (a)	67,885
615	Sanofi (a)	59,202
1,200	Shionogi & Co., Ltd. (a)	82,115
		425,127
	Professional Services – 4.0%
21	SGS S.A. (a)	61,127
680	Wolters Kluwer N.V. (a)	72,078
		133,205
	Road & Rail – 1.8%
526	Canadian National Railway Co.	60,955
	Software – 3.9%
41	Constellation Software, Inc.	67,169

First Trust International Developed Capital Strength Portfolio
Portfolio of Investments (Continued)
September 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
450	SAP SE (a)	$60,853
		128,022
	Specialty Retail – 1.8%
300	Nitori Holdings Co., Ltd. (a)	59,122
	Textiles, Apparel & Luxury Goods – 5.8%
51	Hermes International (a)	70,366
82	Kering S.A. (a)	58,241
1,014	Moncler S.p.A. (a)	61,845
		190,452
	Trading Companies & Distributors – 3.9%
1,808	Bunzl PLC (a)	59,654
485	Ferguson PLC (a)	67,329
		126,983
	Total Investments – 97.6%	3,215,224
	(Cost $2,970,161) (c)
	Net Other Assets and Liabilities – 2.4%	80,305
	Net Assets – 100.0%	$3,295,529

(a)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At September 30, 2021, securities noted as such are valued at $2,953,829 or 89.6% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $322,855 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $77,792. The net unrealized appreciation was $245,063.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 9/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Food & Staples Retailing	$ 72,196	$ 72,196	$ —	$ —
IT Services	134,588	61,075	73,513	—
Road & Rail	60,955	60,955	—	—
Software	128,022	67,169	60,853	—
Other industry categories*	2,819,463	—	2,819,463	—
Total Investments	$ 3,215,224	$ 261,395	$ 2,953,829	$—

*	See Portfolio of Investments for industry breakout.

Country Allocation†	% of Net Assets
Switzerland	18.2%
Japan	15.9
United Kingdom	11.9
Sweden	10.4
Canada	7.9
Australia	7.4
France	5.7
Germany	5.6
Italy	3.9
Denmark	2.5
Luxembourg	2.3
Netherlands	2.2
Jersey	2.1
Finland	1.6
Total Investments	97.6
Net Other Assets and Liabilities	2.4
Total	100.0%
† Portfolio securities are categorized based upon their country of incorporation.

Additional Information
First Trust Variable Insurance Trust
September 30, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to S&P Dow Jones Indices LLC and have been sublicensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM are products of S&P Dow Jones Indices LLC and have been licensed for use by First Trust. The First Trust/Dow Jones Dividend & Income Allocation Portfolio is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). Neither S&P Dow Jones Indices nor its affiliates make any representation or warranty, express or implied, to the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or any member of the public regarding the advisability of investing in securities generally or in the First Trust/Dow Jones Dividend & Income Allocation Portfolio particularly or the ability of the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM are determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the First Trust/Dow Jones Dividend & Income Allocation Portfolio. S&P Dow Jones Indices has no obligation to take the needs of First Trust or the owners of the First Trust/Dow Jones Dividend & Income Allocation Portfolio into consideration in determining, composing or calculating the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM. Neither S&P Dow Jones Indices nor its affiliates are responsible for and have not participated in the determination of the prices, and amount of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or the timing of the issuance or sale of the First Trust/Dow Jones Dividend & Income Allocation Portfolio or in the determination or calculation of the equation by which the First Trust/Dow Jones Dividend & Income Allocation Portfolio is to be managed. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the First Trust/Dow Jones Dividend & Income Allocation Portfolio. There is no assurance that investment products based on the DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER S&P DOW JONES INDICES NOR ITS AFFILIATES GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES EQUAL WEIGHT U.S. ISSUED CORPORATE BOND INDEXSM, DOW JONES U.S. TOTAL STOCK MARKET INDEXSM AND DOW JONES COMPOSITE AVERAGETM OR WITH

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2021 (Unaudited)
RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND FIRST TRUST, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The First Trust Dorsey Wright Tactical Core Portfolio (the “Portfolio”) is not sponsored, endorsed, sold or promoted by Dorsey Wright & Associates, LLC or its affiliates (“Licensor”).  Licensor makes no representation or warranty, express or implied, to the owners of the Portfolio or any member of the public regarding the advisability of trading in the Portfolio.  Licensor’s only relationship to First Trust Advisors L.P. (“First Trust”) is the licensing of certain trademarks and trade names of Licensor and of the Dorsey Wright Tactical Tilt Moderate Core IndexTM which is determined, composed and calculated by Licensor without regard to First Trust or the Portfolio, Licensor has no obligation to take the needs of First Trust or the owners of the Portfolio into consideration in determining, composing or calculating Dorsey Wright Tactical Tilt Moderate Core IndexTM.  Licensor is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Portfolio to be listed or in the determination or calculation of the equation by which the Portfolio are to be converted into cash.  Licensor has no obligation or liability in connection with the administration, marketing or trading of the Portfolio.
LICENSOR DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEXTM OR ANY DATA INCLUDED THEREIN AND LICENSOR SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  LICENSOR MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FIRST TRUST DORSEY WRIGHT TACTICAL CORE PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEXTM OR ANY DATA INCLUDED THEREIN.  LICENSOR MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DORSEY WRIGHT TACTICAL TILT MODERATE CORE INDEXTM OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL LICENSOR HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN LICENSOR AND FIRST TRUST.
First Trust does not guarantee the accuracy and/or the completeness of the Capital Strength IndexSM and/or the International Capital Strength IndexSM (together, the “Indexes”) or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Indexes or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indexes, even if notified of the possibility of such damages.
The First Trust Capital Strength Portfolio and the First Trust International Capital Strength Portfolio (the “Capital Strength Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Capital Strength Funds. The Corporations make no representation or warranty, express or implied, to the owners of the Capital Strength Funds or any member of the public regarding the advisability of investing in securities generally or in the Capital Strength Funds particularly, or the ability of the Indexes to track general stock market performance. The Corporations’ only relationship to First Trust with respect to the Capital Strength Funds is in the licensing of the Indexes, and certain trade names of the Corporations and the use of the Indexes, which are determined, composed and calculated by Nasdaq without regard to First Trust or the Capital Strength Funds. Nasdaq has no obligation to take the needs of First Trust or the owners of the Capital Strength Funds into consideration in determining, composing or calculating the Indexes. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of Capital Strength Fund Shares to be issued or in the determination or calculation of the equation by which the Capital Strength Fund Shares are to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Capital Strength Funds.
THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED,

Additional Information (Continued)
First Trust Variable Insurance Trust
September 30, 2021 (Unaudited)
AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S) OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEXES OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.